Schedule of Investments(a)
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.72%
Aerospace & Defense–0.90%
Textron, Inc.	192,236	$11,199,669
Air Freight & Logistics–1.61%
FedEx Corp.	134,040	19,900,919
Apparel Retail–0.60%
Ross Stores, Inc.	88,317	7,442,474
Apparel, Accessories & Luxury Goods–0.79%
Ralph Lauren Corp.(b)	115,688	9,825,382
Asset Management & Custody Banks–1.74%
State Street Corp.	353,294	21,483,808
Automobile Manufacturers–1.58%
General Motors Co.	607,592	19,497,627
Building Products–1.94%
Johnson Controls International PLC	486,601	23,950,501
Cable & Satellite–1.15%
Comcast Corp., Class A	486,360	14,264,939
Casinos & Gaming–1.38%
Las Vegas Sands Corp.(c)	454,861	17,066,385
Communications Equipment–2.87%
Cisco Systems, Inc.	610,262	24,410,480
F5, Inc.(c)	76,910	11,131,184
		35,541,664
Construction Machinery & Heavy Trucks–3.13%
Caterpillar, Inc.	114,507	18,788,308
Wabtec Corp.	246,039	20,015,273
		38,803,581
Diversified Banks–7.88%
Bank of America Corp.	1,098,530	33,175,606
Citigroup, Inc.	456,091	19,005,312
JPMorgan Chase & Co.	131,571	13,749,170
Wells Fargo & Co.	787,160	31,659,575
		97,589,663
Electric Utilities–1.22%
PPL Corp.(b)	596,179	15,113,138
Electrical Components & Equipment–3.28%
Eaton Corp. PLC	167,096	22,283,923
Emerson Electric Co.	249,792	18,289,770
		40,573,693
Fertilizers & Agricultural Chemicals–2.19%
CF Industries Holdings, Inc.	166,902	16,064,318
Corteva, Inc.	192,489	11,000,746
		27,065,064
Health Care Distributors–2.47%
Henry Schein, Inc.(c)	196,611	12,931,106
Shares		Value
Health Care Distributors–(continued)
McKesson Corp.	51,791	$17,602,207
		30,533,313
Health Care Equipment–2.42%
Becton, Dickinson and Co.	67,116	14,955,458
Medtronic PLC	185,213	14,955,950
		29,911,408
Health Care Facilities–1.87%
HCA Healthcare, Inc.	73,643	13,534,847
Universal Health Services, Inc., Class B	109,266	9,635,076
		23,169,923
Health Care Services–2.17%
CVS Health Corp.	281,549	26,851,328
Health Care Supplies–0.40%
DENTSPLY SIRONA, Inc.(b)	174,583	4,949,428
Hotel & Resort REITs–0.76%
Host Hotels & Resorts, Inc.	591,460	9,392,385
Hotels, Resorts & Cruise Lines–1.66%
Booking Holdings, Inc.(c)	12,514	20,563,130
Household Products–1.63%
Kimberly-Clark Corp.	179,431	20,193,165
Industrial Conglomerates–0.96%
General Electric Co.	192,839	11,938,662
Integrated Oil & Gas–5.30%
Chevron Corp.	228,596	32,842,387
Exxon Mobil Corp.	112,383	9,812,160
Suncor Energy, Inc. (Canada)	817,097	23,001,281
		65,655,828
Interactive Media & Services–1.24%
Meta Platforms, Inc., Class A(c)	112,662	15,285,980
Internet & Direct Marketing Retail–0.34%
eBay, Inc.	115,307	4,244,451
Investment Banking & Brokerage–2.68%
Goldman Sachs Group, Inc. (The)	63,512	18,612,192
Morgan Stanley	185,051	14,620,879
		33,233,071
IT Consulting & Other Services–2.85%
Cognizant Technology Solutions Corp., Class A	331,314	19,030,676
DXC Technology Co.(c)	663,026	16,230,877
		35,261,553
Life & Health Insurance–1.10%
MetLife, Inc.	224,795	13,663,040
Managed Health Care–3.65%
Elevance Health, Inc.	71,513	32,484,065

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Shares		Value
Managed Health Care–(continued)
Humana, Inc.	26,239	$12,730,900
		45,214,965
Multi-line Insurance–2.13%
American International Group, Inc.	555,057	26,354,106
Oil & Gas Exploration & Production–6.28%
ConocoPhillips	191,929	19,642,014
Devon Energy Corp.	208,800	12,555,144
Hess Corp.(b)	168,506	18,365,469
Marathon Oil Corp.	621,154	14,025,657
Pioneer Natural Resources Co.	60,922	13,191,441
		77,779,725
Packaged Foods & Meats–0.72%
Kraft Heinz Co. (The)	267,846	8,932,664
Paper Packaging–1.39%
International Paper Co.(b)	541,546	17,167,008
Personal Products–0.87%
Haleon PLC (United Kingdom)(c)	3,462,257	10,712,537
Pharmaceuticals–5.92%
Bristol-Myers Squibb Co.	224,579	15,965,321
Johnson & Johnson	136,663	22,325,268
Merck & Co., Inc.	220,375	18,978,695
Sanofi, ADR (France)	422,480	16,062,689
		73,331,973
Property & Casualty Insurance–1.09%
Allstate Corp. (The)	108,353	13,493,199
Regional Banks–4.89%
Citizens Financial Group, Inc.	444,234	15,263,880
Fifth Third Bancorp(b)	478,505	15,293,020
Huntington Bancshares, Inc.	1,120,743	14,771,393
M&T Bank Corp.(b)	86,001	15,163,696
		60,491,989
Semiconductors–3.26%
Intel Corp.	236,284	6,089,039
NXP Semiconductors N.V. (China)	136,497	20,134,672
QUALCOMM, Inc.	124,861	14,106,796
		40,330,507
Shares		Value
Soft Drinks–1.16%
Coca-Cola Co. (The)	255,540	$14,315,351
Systems Software–1.49%
Microsoft Corp.	79,359	18,482,711
Tobacco–2.50%
Philip Morris International, Inc. (Switzerland)	372,655	30,934,091
Wireless Telecommunication Services–1.26%
T-Mobile US, Inc.(c)	116,542	15,636,440
Total Common Stocks & Other Equity Interests (Cost $945,852,061)		1,197,342,438
Money Market Funds–2.94%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(d)(e)	12,619,397	12,619,397
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(d)(e)	9,303,521	9,305,382
Invesco Treasury Portfolio, Institutional Class, 2.87%(d)(e)	14,422,167	14,422,168
Total Money Market Funds (Cost $36,343,696)		36,346,947
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.66% (Cost $982,195,757)		1,233,689,385
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.53%
Invesco Private Government Fund, 3.01%(d)(e)(f)	8,775,039	8,775,039
Invesco Private Prime Fund, 3.11%(d)(e)(f)	22,609,242	22,609,242
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,385,118)		31,384,281
TOTAL INVESTMENTS IN SECURITIES–102.19% (Cost $1,013,580,875)		1,265,073,666
OTHER ASSETS LESS LIABILITIES—(2.19)%		(27,150,324)
NET ASSETS–100.00%		$1,237,923,342
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at September 30, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,679,687	$80,935,063	$(80,995,353)	$-	$-	$12,619,397	$67,078
Invesco Liquid Assets Portfolio, Institutional Class	9,348,262	57,810,760	(57,853,825)	3,284	(3,099)	9,305,382	69,436
Invesco Treasury Portfolio, Institutional Class	14,491,071	92,497,215	(92,566,118)	-	-	14,422,168	99,277
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	655,872	250,492,704	(242,373,537)	-	-	8,775,039	87,762*
Invesco Private Prime Fund	1,530,368	511,850,348	(490,752,629)	(837)	(18,008)	22,609,242	250,756*
Total	$38,705,260	$993,586,090	$(964,541,462)	$2,447	$(21,107)	$67,731,228	$574,309

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/14/2022	Canadian Imperial Bank of Commerce	CAD	1,327,188	USD	979,346	$18,577
10/14/2022	Canadian Imperial Bank of Commerce	EUR	8,635,111	USD	8,756,899	288,282
10/14/2022	Deutsche Bank AG	GBP	201,677	USD	230,223	4,992
10/14/2022	Goldman Sachs & Co.	USD	309,146	EUR	321,953	6,600
10/14/2022	Royal Bank of Canada	CAD	17,425,011	USD	13,413,659	799,452
10/14/2022	Royal Bank of Canada	GBP	4,518,246	USD	5,278,526	232,596
10/14/2022	Royal Bank of Canada	USD	142,070	GBP	130,700	3,894
Subtotal—Appreciation						1,354,393
Currency Risk
10/14/2022	Canadian Imperial Bank of Commerce	EUR	186,622	USD	180,954	(2,070)
10/14/2022	Canadian Imperial Bank of Commerce	USD	1,714,195	CAD	2,336,950	(22,444)
10/14/2022	Deutsche Bank AG	GBP	361,806	USD	387,385	(16,676)
10/14/2022	Deutsche Bank AG	USD	367,036	CAD	487,606	(14,051)
10/14/2022	Deutsche Bank AG	USD	310,199	EUR	314,738	(1,530)
10/14/2022	Deutsche Bank AG	USD	142,597	GBP	124,642	(3,399)
Subtotal—Depreciation						(60,170)
Total Forward Foreign Currency Contracts						$1,294,223

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,186,629,901	$10,712,537	$—	$1,197,342,438
Money Market Funds	36,346,947	31,384,281	—	67,731,228
Total Investments in Securities	1,222,976,848	42,096,818	—	1,265,073,666
Other Investments - Assets*
Forward Foreign Currency Contracts	—	1,354,393	—	1,354,393
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(60,170)	—	(60,170)
Total Other Investments	—	1,294,223	—	1,294,223
Total Investments	$1,222,976,848	$43,391,041	$—	$1,266,367,889

*	Unrealized appreciation (depreciation).
Invesco V.I. Comstock Fund